Tax	12 Months Ended
Dec. 31, 2018
Tax
Tax

7 Tax

Changes in reporting standards

IAS 12 ‘Income taxes’ was revised with effect from 1 January 2019. The income statement is now required to include any tax relief on the servicing cost of instruments classified as equity. Relief of £67 (2017 - £93 million; 2016 - £59 million) million was recognised in the income statement and the statement of changes in equity for the year ended 31 December 2018; this and prior periods have been retrospectively revised, or restated, in this Note, as well as Note 36 Consolidating financial information, consolidated Income statement, statement of comprehensive income and statement of changes in equity.

	2018	2017	2016
	£m	£m	£m
Current tax:
Charge for the year	(1,025)	(925)	(1,067)
Over provision in respect of prior years	125	227	186
	(900)	(698)	(881)
Deferred tax:
(Charge)/credit for the year	(280)	108	246
Increase/(reduction) in the carrying value of deferred tax assets	7	(30)	(317)
Under provision in respect of prior years	(35)	(111)	(155)
Tax charge for the year	(1,208)	(731)	(1,107)

The actual tax charge differs from the expected tax (charge)/credit computed by applying the standard rate of UK corporation tax of 19% (2017 – 19.25%; 2016 – 20.00%) as follows:

	2018	2017	2016
	£m	£m	£m
Expected tax (charge)/credit	(638)	(431)	816
Losses and temporary differences in year where no deferred tax asset recognised	(55)	(303)	(742)
Foreign profits taxed at other rates	(8)	104	340
UK tax rate change impact (1)	—	(7)	6
Items not allowed for tax:
- losses on disposals and write-downs	(44)	(69)	(45)
- UK bank levy	(38)	(45)	(41)
- regulatory and legal actions	(203)	(56)	(952)
- other disallowable items	(63)	(110)	(141)
Non-taxable items	47	134	136
Taxable foreign exchange movements	(27)	27	(57)
Losses brought forward and utilised	14	11	10
Increase/(reduction) in carrying value of deferred tax asset in respect of:
- UK losses	7	(30)	(317)
Banking surcharge	(357)	(165)	(210)
Adjustments in respect of prior years (2)	90	116	31
Tax credit on paid-in equity	67	93	59
Actual tax charge	(1,208)	(731)	(1,107)

Notes:

(1)	In recent years, the UK government has steadily reduced the rate of UK corporation tax, with the latest enacted rates standing at 19% from 1 April 2017 and 17% from 1 April 2020.
(2)

Prior year tax adjustments incorporate refinements to tax computations made on submission and agreement with the tax authorities. Current taxation balances include provisions in respect of uncertain tax positions, in particular in relation to restructuring and other costs where the taxation treatment remains subject to agreement with the relevant tax authorities.

Judgment: Tax contingencies

The Group’s income tax charge and its provisions for income taxes necessarily involve a degree of estimation and judgement. The tax treatment of some transactions is uncertain and tax computations are yet to be agreed with the tax authorities in a number of jurisdictions. The Group recognises anticipated tax liabilities based on all available evidence and, where appropriate, in the light of external advice. Any difference between the final outcome and the amounts provided will affect current and deferred income tax charges in the period when the matter is resolved.

Deferred tax

	2018	2017
	£m	£m
Deferred tax asset	(1,412)	(1,740)
Deferred tax liability	454	583
Net deferred tax asset	(958)	(1,157)

Net deferred tax asset comprised:

					Tax
		Accelerated			losses
		capital	Expense	Financial	carried
	Pension	allowances	provisions	instruments	forward	Other	Total
	£m	£m	£m	£m	£m	£m	£m
At 1 January 2017	(662)	361	(322)	395	(1,050)	137	(1,141)
Acquisitions and disposals of subsidiaries	—	(29)	—	—	—	—	(29)
Charge/(credit) to income statement	3	(126)	55	46	121	(66)	33
Charge/(credit) to other comprehensive income	266	—	—	(243)	—	(19)	4
Currency translation and other adjustments	—	(14)	1	—	(10)	(1)	(24)
At 1 January 2018	(393)	192	(266)	198	(939)	51	(1,157)
Implementation of IFRS9 on 1 January 2018	—	—	—	16	—	—	16
(Credit)/charge to income statement	(40)	22	121	154	5	46	308
(Credit)/charge to other comprehensive income	(95)	1	—	(23)	—	33	(84)
Currency translation and other adjustments	—	5	(14)	4	(2)	(34)	(41)
At 31 December 2018	(528)	220	(159)	349	(936)	96	(958)

Deferred tax assets in respect of unused tax losses are recognised if the losses can be used to offset probable future taxable profits after taking into account the expected reversal of other temporary differences. Recognised deferred tax assets in respect of tax losses are analysed further below.

	2018	2017
	£m	£m
UK tax losses carried forward
- NatWest Markets Plc	151	125
- National Westminster Bank Plc	505	541
- Ulster Bank Limited	19	14
Total	675	680

Overseas tax losses carried forward
- Ulster Bank Ireland DAC	261	259
	936	939

Critical accounting policy: Deferred Tax

The deferred tax assets of £1,412 million at 31 December 2018 (2017 - £1,740 million) principally comprise losses that arose in the UK, and temporary differences. These deferred tax assets are recognised to the extent that it is probable that there will be future taxable profits to recover them.

Judgment - The Group has considered the carrying value of deferred tax assets and concluded that, based on management’s estimates, sufficient taxable profits will be generated in future years to recover recognised deferred tax assets.

Estimate -These estimates are partly based on forecast performance beyond the horizon for management’s detailed plans. They have regard to inherent uncertainties, such as Brexit and climate change.

UK tax losses - UnderUK tax rules, tax losses can be carried forward indefinitely.  As the recognised tax losses in the Group arose prior to 1 April 2015, credit in future periods is given against 25% of profits at the main rate of UK corporation tax, excluding the Banking Surcharge 8% rate introduced by The Finance (No. 2) Act 2015.  Deferred tax assets and liabilities at 31 December 2018 take into account the reduced rates in respect of tax losses and temporary differences and where appropriate, the banking surcharge inclusive rate in respect of other banking temporary differences.

NatWest Markets Plc - NatWest Markets Plc expects that the balance of recognised deferred tax asset at 31 December 2018 of £151 million in respect of tax losses amounting to approximately £800 million will be recovered by the end of 2024.  Since 2012 NatWest Markets Plc has reported mixed levels of taxable profits and losses because core banking profitability was offset by a series of restructuring plans as the group reshaped to meet commercial and regulatory demands.  In total, £10.2 billion of losses have not been recognised in the deferred tax balance at 31 December 2018;  such losses will be available to offset 25% of future taxable profits in excess of those forecast in the closing deferred tax asset.

National Westminster Bank Plc – A deferred tax asset of £505 million has been recognised in respect of total losses of £2,936 million. The losses arose principally as a result of significant impairment and conduct charges between 2009 and 2012 during challenging economic conditions in the UK banking sector. National Westminster Bank plc returned to tax profitability during 2015 and expects the deferred tax asset to be consumed by future taxable profits by the end of 2023.

Overseas tax losses

Ulster Bank Ireland DAC – A deferred tax asset of £261 million has been recognised in respect of losses of £2,089 million of total losses of £8,855 million carried forward at 31 December 2018. The losses arose principally as a result of significant impairment charges between 2008 and 2013 during challenging economic conditions in the Republic of Ireland. Subsequent movements reflect the £:€ exchange differences.  As UBIDAC continues to operate in a small open economy subject to short term volatility and extended non-performing loan realisation periods the company expects, in assessing its deferred tax asset on tax losses, that they will be consumed by future taxable profits by the end of 2027.

Unrecognised deferred tax

Deferred tax assets of £5,118 million (2017 - £6,356 million; 2016 - £7,940,million) have not been recognised in respect of tax losses and other temporary differences carried forward of £25,597 million (2017 - £30,049 million;2016 - £33,376 million) in jurisdictions where doubt exists over the availability of future taxable profits. Of these losses and other temporary differences, £939 million expire within five years and £5,992 million thereafter. The balance of tax losses and other temporary differences carried forward has no expiry date.

Deferred tax liabilities of £257 million (2017 - £255 million; 2016 - £258 million) have not been recognised in respect of retained earnings of overseas subsidiaries and held-over gains on the incorporation of overseas branches. Retained earnings of overseas subsidiaries are expected to be reinvested indefinitely or remitted to the UK free from further taxation. No taxation is expected to arise in the foreseeable future in respect of held-over gains. Changes to UK tax legislation largely exempts from UK tax, overseas dividends received on or after 1 July 2009.